Revenue Recognition (Details) - Schedule of revenue, classified by the major geographic region - SoundHound, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total net revenues	$ 8,806	$ 13,017	$ 7,677
United States [Member]
Revenues:
Total net revenues	2,610	3,538	5,247
Korea [Member]
Revenues:
Total net revenues	1,309	1,855	920
Germany [Member]
Revenues:
Total net revenues	2,268	3,339	870
Other [Member]
Revenues:
Total net revenues	$ 60	$ 789	$ 640